INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Commercial license [Member]
Schedule of Intangible Assets
	December 31,
	2022	2021
Commercial license
Cost	$2,030	$2,030
Accumulated amortization	(407)	(201)
Amortized cost	$1,623	$1,829